Subsequent Events (Details) (USD $)						0 Months Ended
	May 31, 2013 Secured Notes	Feb. 28, 2013 Secured Notes	Mar. 15, 2012 Secured Notes	May 31, 2013 Old secured notes	Jun. 13, 2013 Subsequent events Secured Notes Forecast	Jun. 13, 2013 Subsequent events Secured Notes Maximum Forecast	Jun. 13, 2013 Subsequent events Old secured notes Maximum Forecast
Subsequent Events
Aggregate principal amount of secured notes to be offered in exchange of old notes						$ 289,387,000
Aggregate principal amount of notes to be exchanged							289,387,000
Aggregate principal amount	265,000,000		265,000,000	265,000,000
Notes issued in respect of interest payment	$ 24,400,000	$ 11,900,000		$ 24,387,000	$ 87,989,000